Intangible Assets, Goodwill and Other (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Sep. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill, Acquired During Period					$ 14
Goodwill, Foreign Currency Translation, Gain (Loss)				$ 83	0
Goodwill				1,796	1,894	$ 1,880
Goodwill, Written off Related to Sale of Business Unit				(15)
Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net				34	120
Finite-Lived Intangible Assets, Accumulated Amortization	[1]			(52)	(53)
Finite-Lived Intangible Assets, Gross	[1]			86	173
Other Intangible Assets, Net				80	188
Intangible Assets, Gross (Excluding Goodwill)	[1]			132	241
Impairment of intangible assets				97	658	0
Softex Indonesia [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets			$ 593
Before Tax
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		$ 97	658
After Tax
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		$ 57	$ 483
Brand Names
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill)	[1]			46	68
International Personal Care (IPC)
Goodwill [Line Items]
Goodwill, Acquired During Period					14
Goodwill, Foreign Currency Translation, Gain (Loss)				83	0
Goodwill				683	766	752
Goodwill, Written off Related to Sale of Business Unit				0
North America
Goodwill [Line Items]
Goodwill, Acquired During Period					0
Goodwill, Foreign Currency Translation, Gain (Loss)				0	0
Goodwill				1,113	1,128	$ 1,128
Goodwill, Written off Related to Sale of Business Unit				(15)
Brand Names
Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization				0	0
Trademarks and brand names
Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net				13	56
Finite-Lived Intangible Assets, Accumulated Amortization	[1]			(40)	(41)
Finite-Lived Intangible Assets, Gross	[1]			53	97
Other Intangible Assets
Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	[2]			21	64
Finite-Lived Intangible Assets, Accumulated Amortization	[1],[2]			(12)	(12)
Other Finite-Lived Intangible Assets, Gross	[1],[2]			$ 33	$ 76

[1]	Amounts reflect impairments noted below and are subject to foreign currency adjustments
[2]	Other intangible assets primarily include customer and distributor relationships.